Stock-Based Compensation and Benefit Plans - Schedule of Fair Values of Stock Options and Assumptions used for Black-Scholes-Merton Option Pricing Model (Details) (10-Q) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Estimated Fair Value	$ 20,976		$ 15,557	$ 271,484	$ 100,289	$ 395,252	$ 339,671
Shares Issuable Under Options Granted	6,668	99,605	6,200	106,273	37,200	115,150	133,628
Expected Term	3 years			3 years
Expected Dividend	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Volatility			30.00%
Volatility, minimum	69.00%			61.00%	26.00%	26.00%	27.00%
Volatility, maximum	73.00%			73.00%	30.00%	48.00%	29.00%
Risk Free Interest Rate, minimum	0.90%		0.86%	0.90%	0.22%	0.22%	0.22%
Risk Free Interest Rate, maximum	1.04%		0.91%	1.31%	1.07%	1.08%	1.00%
Minimum [Member]
Expected Term					2 years	2 years	2 years
Maximum [Member]
Expected Term					3 years	3 years	3 years